Nature of the Business (Details Narrative) £ / shares in Units, $ / shares in Units, £ in Thousands, $ in Thousands							12 Months Ended
	Mar. 22, 2021 USD ($) $ / shares shares	Mar. 22, 2021 GBP (£) shares	Jul. 08, 2020 USD ($) shares	Jul. 08, 2020 GBP (£) £ / shares shares	Feb. 18, 2020 USD ($) $ / shares shares	Feb. 18, 2020 GBP (£) shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 22, 2021 £ / shares	Jul. 09, 2020 $ / shares	Feb. 18, 2020 £ / shares
Shares issued per share | $ / shares					$ 0.65						$ 0.44
Value of common shares							$ 33,014
Proceeds from issuance of common stock			$ 9,700		$ 28,600		33,014
Number of common stock issued | shares			21,898,400	21,898,400	44,000,000	44,000,000
Net loss							30,495	30,333	32,601
Cash used in operations							(27,270)	(28,683)	$ (30,158)
Accumulated deficit							148,235	117,740
Cash and cash equivalents							11,990	$ 5,031
GBP [Member]
Shares issued per share | £ / shares				£ 35								£ 50
Proceeds from issuance of common stock | £				£ 7,700		£ 22,000
Longevity Acquisition Corporation [Member]
Value of common shares							$ 11,600
Longevity Acquisition Corporation [Member] | Subsequent Event [Member]
Shares issued per share | $ / shares	$ 1.53
Percentage of outstanding ordinary shares	13.10%									13.10%
Proceeds from issuance of common stock	$ 25,030
Number of common stock issued | shares	16,367,332	16,367,332
Longevity Acquisition Corporation [Member] | Subsequent Event [Member] | Directors [Member]
Shares issued per share | $ / shares	$ 1.53
Longevity Acquisition Corporation [Member] | Subsequent Event [Member] | GBP [Member]
Shares issued per share | £ / shares										£ 1.10
Proceeds from issuance of common stock | £		£ 18,010
Longevity Acquisition Corporation [Member] | Subsequent Event [Member] | GBP [Member] | Directors [Member]
Shares issued per share | £ / shares										£ 1.10
American Depositary Shares [Member]
Shares issued per share | $ / shares							$ 7.5315